Mutual Fund and Variable Insurance Trust

April 11, 2017 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459
Re:	Mutual Fund and Variable Insurance Trust (the “Registrant”);
File Nos. 033-11905 and 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus that would have been filed under paragraph (c) of Rule 497 on behalf of the Rational Dividend Capture Fund, Rational Risk Managed Emerging Markets Fund, Rational Real Strategies Fund, Rational Defensive Growth Fund and Rational Strategic Allocation Fund, does not differ from that contained in the Registrant's Post-Effective Amendment No. 134, which was filed with the Commission on April 7, 2017 and (ii) that Post-Effective Amendment No. 134 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary